Related Party Transactions - Summary of Key Management Personnel Compensation, Including Directors (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related party transactions [abstract]
Salaries and other benefits	$ 39	$ 29
Share-based payments	22	27
Total compensation	$ 61	$ 56